Related-Party Transactions - Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Employee	Dec. 31, 2018 USD ($) Employee
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits	$ 3.2	$ 4.0
Social security and other employee-related taxes	1.0	1.0
Post-employment benefits (pension plan)	0.4	0.3
Variable compensation	2.8	1.4
Benefits due to termination of tenure	0.4	0.5
Total compensation recognized in the statement of income	7.8	7.2
Total compensation paid	$ 6.0	$ 5.3
Average number of members in the period | Employee	17.42	18.00
Average number of paid members in the period | Employee	12.67	13.92
Officers [member]
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits	$ 2.9	$ 3.6
Social security and other employee-related taxes	1.0	1.0
Post-employment benefits (pension plan)	0.4	0.3
Variable compensation	2.8	1.4
Benefits due to termination of tenure	0.4	0.5
Total compensation recognized in the statement of income	7.5	6.8
Total compensation paid	$ 6.0	$ 4.9
Average number of members in the period | Employee	7.67	7.92
Average number of paid members in the period | Employee	7.67	7.92
Board Members and Alternates [member]
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits	$ 0.3	$ 0.4
Total compensation recognized in the statement of income	$ 0.3	0.4
Total compensation paid		$ 0.4
Average number of members in the period | Employee	9.75	10.08
Average number of paid members in the period | Employee	5.00	6.00